Inventory	12 Months Ended
Dec. 31, 2016
Inventory [Abstract]
Inventory
6.	Inventory
  At December 31, 2016 and 2015, the Company’s inventory consisted of the following:
	Successor 2016	Predecessor 2015
Contract building	$9,445	$158,181
	$9,445	$158,181